Trade receivables and other current assets	6 Months Ended
Jun. 30, 2021
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Trade receivables and other current assets
Note 8. Trade receivables and other current assets
8.1 Trade receivables

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Trade receivables	5,787	3,908
Valuation allowance	(616)	(31)

Total net value of trade receivables	5,171	3,878

All trade receivables have payment terms of less than one year. The trade receivables as of June 30, 2021 are mainly due to Calyxt’s seed and grain crop sales.
8.2 Subsidies receivables

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Research tax credit	10,703	5,654

Total subsidies receivables	10,703	5,654

Research tax credit receivables as of June 30, 2021 include the accrual for a French research tax credit related to 2021 for $4.2 million, and to previous periods for $1.3 million. The remaining amount relates to refundable tax credits in the United States. During December 2018, the French Tax Authority initiated an audit related to the 2014, 2015, 2016 and 2017 French research tax credits. Based on our current evaluation of the status of the audit, we do not believe that a provision should be recorded as of June 30, 2021

8.3 Other current assets

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
VAT receivables	3,093	2,147
Prepaid expenses and other prepayments	14,113	13,431
Tax and social receivables	227	270
Deferred expenses and other current assets	12,210	885

Total other current assets	29,643	16,733

Prepaid expenses and other prepayments primarily include advances to our sub-contractors
on research and development activities. These mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.
During the year ended December 31, 2020, and the
six-month
period ended June 30, 2021, we prepaid certain manufacturing costs related to our product candidates UCART 123, UCART 22 and UCART CS1 of which the delivery of products or services is expected in the coming months.
As of December 31, 2020, deferred expenses and other current assets mainly relates to a $6.2 million receivable following Cellectis’ employees’ option exercises which was subsequently received, a Calyxt broker receivable and certain down payments to suppliers for $2.7 million, as well as a right of $3.0 million to obtain equipment at our Raleigh facility which generated an equivalent financial liability As of June 30, 2021, deferred expenses and other current assets mainly relates to down payments to suppliers for Calyxt and Cellectis Paris. All equipment at our Raleigh facility has been received.
As of December 31, 2020, and as of June 30, 2021, tax and social receivables relate mainly to social charges on personnel expenses.